Borrowings - Summary of Composition of Borrowings (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Non-current	$ 2,604,280,835	$ 1,277,054,290
Current	1,759,598,408	3,061,974,070
Borrowings	4,363,879,243	4,339,028,360
US Dollar and Guarani [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,351,761,052	3,358,702,428
In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,012,118,191	$ 980,325,932